Stockholders' Equity - Summary of Common Stock Reserved for Future Issuance (Parenthetical) (Details) - Public Warrants	12 Months Ended
Dec. 31, 2019 Warrant shares
Class of Stock [Line Items]
Number of warrants entitle holder to purchase one share | Warrant	4
Common Stock
Class of Stock [Line Items]
Number of shares issued for each warrant | shares	0.25